Intangible assets - Schedule of Breakdown For Intangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 614,363	€ 572,274
Business combinations	9,818	8,424	€ 5,859
Ending balance	554,086	614,363	572,274
Goodwill
Disclosure of detailed information about intangible assets [line items]
Beginning balance	275,630	256,270
Ending balance	247,234	275,630	256,270
Brand
Disclosure of detailed information about intangible assets [line items]
Beginning balance	173,192	162,832
Ending balance	153,131	173,192	162,832
Concessions, licenses, trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Beginning balance	106,057	102,573
Ending balance	90,972	106,057	102,573
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	59,230	50,493
Ending balance	61,925	59,230	50,493
Intangible assets in progress
Disclosure of detailed information about intangible assets [line items]
Beginning balance	254	106
Ending balance	824	254	106
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	797,634	733,169
Additions	24,410	28,498
Disposals	(1,401)	(3,513)
Business combinations		8,280
Exchange differences	(64,708)	29,659
Other movements and reclassifications	11	1,541
Ending balance	755,946	797,634	733,169
Gross carrying amount | Goodwill
Disclosure of detailed information about intangible assets [line items]
Beginning balance	275,630	256,270
Additions	0	0
Disposals	0	0
Business combinations		8,280
Exchange differences	(28,396)	11,080
Other movements and reclassifications	0	0
Ending balance	247,234	275,630	256,270
Gross carrying amount | Brand
Disclosure of detailed information about intangible assets [line items]
Beginning balance	173,192	162,832
Additions	0	0
Disposals	0	0
Business combinations		0
Exchange differences	(20,061)	10,360
Other movements and reclassifications	0	0
Ending balance	153,131	173,192	162,832
Gross carrying amount | Concessions, licenses, trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Beginning balance	153,324	143,921
Additions	1,454	2,224
Disposals	(85)	(2,802)
Business combinations		0
Exchange differences	(12,688)	6,463
Other movements and reclassifications	90	3,518
Ending balance	142,095	153,324	143,921
Gross carrying amount | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	195,234	170,040
Additions	22,128	25,901
Disposals	(1,316)	(711)
Business combinations		0
Exchange differences	(3,556)	1,755
Other movements and reclassifications	172	(1,751)
Ending balance	212,662	195,234	170,040
Gross carrying amount | Intangible assets in progress
Disclosure of detailed information about intangible assets [line items]
Beginning balance	254	106
Additions	828	373
Disposals	0	0
Business combinations		0
Exchange differences	(7)	1
Other movements and reclassifications	(251)	(226)
Ending balance	824	254	106
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	183,271	160,895
Disposals	(1,303)	(3,721)
Exchange differences	4,239	(1,927)
Amortization	(24,317)	(22,152)
Impairment	(72)	(58)
Other movements and reclassifications	258	(1,960)
Ending balance	201,860	183,271	160,895
Accumulated amortization | Concessions, licenses, trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Beginning balance	47,267	41,348
Disposals	(85)	(3,029)
Exchange differences	1,141	(425)
Amortization	(5,053)	(5,466)
Impairment	0	0
Other movements and reclassifications	(29)	(3,057)
Ending balance	51,123	47,267	41,348
Accumulated amortization | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	136,004	119,547
Disposals	(1,218)	(692)
Exchange differences	3,098	(1,502)
Amortization	(19,264)	(16,686)
Impairment	(72)	(58)
Other movements and reclassifications	287	1,097
Ending balance	150,737	136,004	119,547
Accumulated amortization | Intangible assets in progress
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Disposals	0	0
Exchange differences	0	0
Amortization	0	0
Impairment	0	0
Other movements and reclassifications	0	0
Ending balance	€ 0	€ 0	€ 0